Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Class A and B shareholder loans	$ 4,896,647	$ 5,823,333
Class A and B shareholders
Disclosure of detailed information about financial instruments [line items]
Class A and B shareholder loans	$ 522,316	$ 664,447
% Loans with class A and B shareholders over total loan portfolio	11.00%	11.00%
% Class A and B stockholders with loans over number of class A and B stockholders	12.00%	11.00%